Condensed Interim Consolidated Statement of Changes in Equity - USD ($)	Share capital	Share premium	Share-based payment reserves	Accumulated losses	Deficit/ equity attributable to the equity holders of the Parent	Non-controlling interest	Total
Balance at Dec. 31, 2022	$ 2,601	$ 116,505,240	$ 1,512,490	$ (123,135,335)	$ (5,115,004)	$ (1,322,628)	$ (6,437,632)
Share-based payments			(148,495)		(148,495)		(148,495)
Total comprehensive loss				(11,954,113)	(11,954,113)	(192,895)	(12,147,008)
Balance at Jun. 30, 2023	2,601	116,505,240	1,363,995	(135,089,448)	(17,217,612)	(1,515,523)	(18,733,135)
Balance at Dec. 31, 2023	2,971	125,606,786	415,573	(138,948,686)	(12,923,356)	(1,174,911)	(14,098,267)
Share-based payments	17	183,095	(326,079)		(142,967)		(142,967)
Issuance of shares upon acquisition of assets	3,698	136,496,285			136,499,983		136,499,983
Total comprehensive loss				(27,666,386)	(27,666,386)	11,774	(27,654,612)
Balance at Jun. 30, 2024	$ 6,686	$ 262,286,166	$ 89,494	$ (166,615,072)	$ 95,767,274	$ (1,163,137)	$ 94,604,137